Other income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Other income	€ 0	€ 107	€ 96
Proceeds from sale of sub-strata and associated mineral rights		35
Australia
Disclosure of attribution of expenses by nature to their function [line items]
Royalty income		18	€ 96
Germany
Disclosure of attribution of expenses by nature to their function [line items]
Gain on sale of distribution centre in Great Britain		€ 54